Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies

Note 8. Commitments and Contingencies

Operating Lease Commitments

We conduct our operations in leased facilities under leases expiring at various dates through 2020. We recognize rent expense on a straight-line basis over the defined lease periods. Total rent expense under operating leases was approximately $0.9 million, $1.3 million and $2.7 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 are as follows (in thousands):

Year Ending
2013	$3,261
2014	2,962
2015	1,588
2016	460
2017	198

Total minimum lease payments	$8,469

Subsequent to December 31, 2012, we entered into several non-cancelable operating leases. Future minimum lease payments under non-cancelable operating leases as of September 30, 2013 are as follows (unaudited) (in thousands):

Period
Remainder of 2013	$1,213
2014	5,984
2015	4,616
2016	3,266
2017	2,600
Thereafter	2,664

Total minimum lease payments	$20,343

Our significant lease agreements relate to the global corporate headquarters located in Seattle, Washington, and additional offices located in Austin, Texas; London, United Kingdom; Singapore; and in Kirkland, Washington.

Legal Proceedings

We are subject to certain routine legal proceedings, as well as demands and claims that arise in the normal course of our business. We make a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. In our opinion, resolution of any pending claims (either individually or in the aggregate) is not expected to have a material adverse impact on our consolidated results of operations, cash flows or financial position.